Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica New Century Fund

SunAmerica Disciplined Growth Fund

Supplement dated December 19, 2008

to the Prospectus dated January 29, 2008

as supplemented and amended to date

Effective December 16, 2008, under the heading “Fund Management,” the portfolio management disclosure with respect to the New Century Fund and the Disciplined Growth Fund on page 42 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“New Century Fund

The New Century Fund is advised by AIG SunAmerica. Sandra Salas, vice president and senior research analyst at AIG SunAmerica, is the portfolio manager of the New Century Fund and is primarily responsible for the day-to-day management of the Fund. Prior to joining AIG SunAmerica in 2006, Ms. Salas was a hedge fund analyst at Edge Capital covering small- and mid-cap companies in various sectors and also managed equity and option holdings of the portfolio at that firm. From 2001 to 2003, she was an investment officer with the Office of the Treasurer, University of California and co-managed a mid/large-cap portfolio. Prior to that, she was a Vice President and equity research analyst at Schroder Investment Management, where she also co-managed a large-cap equity portfolio. Prior to that, she held a sellside equity research position at Salomon Smith Barney. Ms. Salas received a B.S. in Business Administration from the University of California, Berkeley and an MBA from the University of Chicago.

Disciplined Growth Fund

The Disciplined Growth Fund is advised by AIG SunAmerica. Brendan Voege, Vice President and quantitative and portfolio analyst at AIG SunAmerica, is the portfolio manager of the Disciplined Growth Fund and is primarily responsible for the day-to-day management of the Fund. Before joining AIG SunAmerica in 2004, Mr. Voege was a portfolio analytics specialist at FactSet Research Systems, and between 1998-2000, he was a research analyst at John S. Herold, Inc., an independent research firm specializing in the energy sector. Mr. Voege received a B.A. from Fordham University and an MBA from Iona College. He also holds the CFA Charter designation.”

In addition, effective December 16, 2008, the paragraph under the heading “Additional Information about the Disciplined Growth Fund’s Techniques,” on page 3 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

“The Fund will invest in companies that the portfolio manager identifies through extensive quantitative research. In selecting stocks, the portfolio manager focuses on individual stock selection, utilizing quantitative screens that rely on a combination of value, profit margin, sentiment and momentum factors. Examples of the screens used include ranking companies based on valuation ratios, profitability ratios, and analyst sentiment. At his discretion, the portfolio manager may modify or eliminate the specific screens used or the emphasis placed on any particular factor from time to time.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_EFPRO_1-08

SUNAMERICA EQUITY FUNDS

SunAmerica New Century Fund

SunAmerica Disciplined Growth Fund

Supplement dated December 19, 2008 to the

Statement of Additional Information (“SAI”) dated January 29, 2008,

as supplemented and amended to date

Under the heading “Other Accounts Managed by each Portfolio Manager” on page B-64 of the SAI, the information pertaining to Paul Ma is hereby deleted and replaced with the following:

Number of Other Accounts Managed and Total Assets by Account ($ millions)				Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Sandra Salas*	1	0	0	0	0	0
	$77.1	$0	$0	0	$0	$0
Brendan Voege*	2	0	0	0	0	$0
	$174.1	$0	$0	0	$0	$0

*	As of September 30, 2008

Under the heading “Portfolio Manager Ownership of Fund Shares” on page B-67 of the SAI, the information pertaining to Paul Ma is hereby deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Sandra Salas	None – New Century Fund
Brendan Voege	None – Disciplined Growth Fund

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP3_EFPRO_1-08